Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	3 Months Ended
Mar. 31, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	5	6
Impairment of other receivables	1	4
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	1
Mining contractor termination costs	-	1
Royalties received (2)	(8)	-
Profit on disposal of the Company's subsidiary ISS International Limited (3)	(2)	-

	(2)	12

Taxation (expense)/benefit on above items	-	-

(1) Indirect taxes and legal claims are in respect of:
Ghana	5
Tanzania		2
Guinea		4

(2) Royalties received are mainly from Newmont Mining Corporation (2009 sale of Boddington Gold mine) and Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine).

(3) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.